Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Equity stake offered (in percent)	1.00%	1.00%
Contractual Obligation, Fiscal Year Maturity [Abstract]
From April 1, 2021 to December 31, 2021	$ 9,234
Year ending December 31, 2022	6,367	$ 14,598
Year ending December 31, 2023	2,706	6,065
Year ending December 31, 2024	1,514	2,684
Year ending December 31, 2025	10,537	1,513
Year ending December 31, 2025		10,537
Thereafter	24,577
Thereafter		24,577
Total	54,935	59,974
Operating lease cost	1,300	$ 252
Marketing Vendors [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Operating lease cost	17,300
License, Market Access Commitments [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Operating lease cost	36,200
Other Lease [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Operating lease cost	$ 100